Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 2,502,992	$ 2,703,597
Marketable securities	5,265,101	3,684,370
Trade and other receivables, net	192,209	120,752
Merchant cash advances, loans and related receivables, net	470,722	244,723
Income taxes receivable	5,023	56,067
Other current assets	103,273	68,247
Total current assets	8,539,320	6,877,756
Long-term assets
Property and equipment, net	105,526	92,104
Right-of-use assets, net	196,388	119,373
Intangible assets, net	138,496	135,676
Deferred tax assets	48,369	52,677
Equity and other investments (including $3,412,166 and $nil, carried at fair value)	3,955,545	173,454
Goodwill	356,528	311,865
Total long term assets	4,800,852	885,149
Total assets	13,340,172	7,762,905
Current liabilities
Accounts payable and accrued liabilities	456,688	300,795
Income taxes payable	13,505	19,677
Deferred revenue	216,792	107,809
Lease liabilities	15,748	10,051
Total current liabilities	702,733	438,332
Long-term liabilities
Deferred revenue	162,932	21,006
Lease liabilities	246,776	144,836
Convertible senior notes	910,963	758,008
Deferred tax liabilities	183,427	0
Total long term liabilities	1,504,098	923,850
Commitments and contingencies
Shareholders’ equity
Common stock, unlimited Class A subordinate voting shares authorized, 113,954,492 and 110,929,570, issued and outstanding; unlimited Class B multiple voting shares authorized, 11,942,667 and 11,599,301 issued and outstanding	8,040,099	6,115,232
Additional paid-in capital	161,074	261,436
Accumulated other comprehensive (loss) income	(5,974)	8,770
Retained earnings	2,938,142	15,285
Total shareholders’ equity	11,133,341	6,400,723
Total liabilities and shareholders’ equity	$ 13,340,172	$ 7,762,905